As filed with the Securities and Exchange Commission on June 28, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  July 31, 2017

Date of reporting period:  April 30, 2017

Item 1. Schedules of Investments.

O'Shaughnessy All Cap Core Fund
Schedule of Investments
at April 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.78%
	Aerospace & Defense - 13.84%
6,202	Boeing Co.	$1,146,316
2,969	BWX Technologies, Inc.	145,986
444	Curtiss-Wright Corp.	41,496
358	Huntington Ingalls Industries, Inc.	71,919
701	Northrop Grumman Corp.	172,418
6,223	United Technologies Corp.	740,475
		2,318,610
	Airlines - 3.48%
8,290	United Continental Holdings, Inc.*	582,041

	Auto Components - 1.64%
1,416	LCI Industries	143,228
1,269	Visteon Corp.*	130,644
		273,872
	Automobiles - 0.66%
1,150	Thor Industries, Inc.	110,607

	Biotechnology - 0.47%
620	United Therapeutics Corp.*	77,934

	Capital Markets - 0.75%
188	CME Group, Inc.	21,844
3,014	E*TRADE Financial Corp.*	104,134
		125,978
	Chemicals - 5.11%
894	Albemarle Corp.	97,366
404	Chase Corp.	41,410
1,198	H.B. Fuller Co.	63,290
5,446	LyondellBasell Industries NV - Class A#	461,603
2,892	Trinseo SA#	192,029
		855,698
	Commercial Banks - 4.40%
5,976	Bank of America Corp.	139,480
451	Farmers Capital Bank Corp.	18,716
306	JPMorgan Chase & Co.	26,622
1,353	Lakeland Bancorp, Inc.	26,316
7,270	Macatawa Bank Corp.	69,574
853	Peapack Gladstone Financial Corp.	27,347
1,008	PNC Financial Services Group, Inc.	120,708
1,132	Preferred Bank	59,985
623	Sierra Bancorp	15,619
1,659	Stock Yards Bancorp, Inc.	68,019
569	Tompkins Financial Corp.	47,039
2,954	Zions Bancorporation	118,249
		737,674

	Commercial Services & Supplies - 2.39%
3,379	LSC Communications, Inc.	87,415
4,306	Waste Management, Inc.	313,391
		400,806
	Communications Equipment - 0.52%
1,613	Cisco Systems, Inc.	54,955
359	InterDigital, Inc.	32,274
		87,229
	Computers & Peripherals - 3.33%
13,240	Seagate Technology PLC#	557,801

	Construction & Engineering - 2.83%
745	Argan, Inc.	49,803
11,956	Quanta Services, Inc.*	423,721
		473,524
	Consumer Finance - 2.95%
5,879	American Express Co.	465,911
1,899	Navient Corp.	28,865
		494,776
	Diversified Consumer Services - 3.97%
26,831	H&R Block, Inc.	665,140

	Diversified Telecommunication Services - 0.77%
837	AT&T, Inc.	33,170
4,352	IDT Corp. - Class B	66,107
640	Verizon Communications, Inc.	29,382
		128,659
	Electronic Equipment, Instruments & Components - 5.03%
4,699	Corning, Inc.	135,566
6,113	Sanmina Corp.*	227,709
6,189	TE Connectivity Ltd.#	478,843
		842,118
	Food & Staples Retailing - 3.96%
12,047	Sysco Corp.	636,925
1,010	Village Super Market, Inc. - Class A	26,654
		663,579
	Food Products - 0.51%
1,405	Fresh Del Monte Produce, Inc.#	86,126

	Health Care Equipment & Supplies - 3.86%
4,376	Baxter International, Inc.	243,656
965	IDEXX Laboratories, Inc.*	161,859
450	Masimo Corp.*	46,233
1,429	Stryker Corp.	194,873
		646,621
	Health Care Providers & Services - 0.95%
2,308	Magellan Health, Inc.*	158,790

	Hotels, Restaurants & Leisure - 6.58%
6,009	McDonald's Corp.	840,839
3,964	Yum! Brands, Inc.	260,633
		1,101,472
	Household Durables - 0.23%
771	Garmin Ltd.#	39,198

	Household Products - 0.17%
316	Procter & Gamble Co.	27,596

	Independent Power Producers & Energy Traders - 0.24%
3,511	AES Corp.	39,709

	Industrial Conglomerates - 3.48%
20,091	General Electric Co.	582,438

	Insurance - 10.99%
3,035	Assurant, Inc.	292,088
3,198	Cincinnati Financial Corp.	230,544
1,600	HCI Group, Inc.	76,304
3,525	Marsh & McLennan Companies, Inc.	261,308
1,008	Prudential Financial, Inc.	107,886
4,781	Travelers Companies, Inc.	581,656
2,303	Universal Insurance Holdings, Inc.	59,993
4,984	Unum Group	230,909
		1,840,688
	Life Sciences Tools & Services - 0.17%
168	Waters Corp.*	28,542

	Machinery - 3.38%
1,193	Graco, Inc.	128,665
2,702	Greenbrier Companies, Inc.	117,402
1,586	Illinois Tool Works, Inc.	219,011
1,562	Toro Co.	101,405
		566,483
	Multi-line Retail - 0.15%
449	Dillard's, Inc. - Class A	24,861

	Oil, Gas & Consumable Fuels - 0.24%
2,130	Hallador Energy Co.	14,250
7,168	Overseas Shipholding Group, Inc. - Class A	26,092
		40,342
	Professional Services - 0.26%
484	Insperity, Inc.	44,213

	Real Estate Management & Development - 0.28%
1,508	Realogy Holdings Corp.	46,069

	Semiconductors & Semiconductor Equipment - 5.72%
1,823	Advanced Energy Industries, Inc.*	134,537
1,864	Alpha & Omega Semiconductor Ltd.*#	30,849
1,007	Analog Devices, Inc.	76,733
1,965	Applied Materials, Inc.	79,799
965	MKS Instruments, Inc.	75,511
4,595	NVIDIA Corp.	479,258
1,021	Texas Instruments, Inc.	80,843
		957,530

	Specialty Retail - 5.00%
3,586	Best Buy Co., Inc.	185,791
9,971	Office Depot, Inc.	49,556
18,838	Pier 1 Imports, Inc.	126,968
4,233	Signet Jewelers Ltd.#	278,701
701	Ulta Beauty, Inc.*	197,289
		838,305
	Thrifts & Mortgage Finance - 0.17%
344	Meta Financial Group, Inc.	29,206

	Tobacco - 0.62%
909	Altria Group, Inc.	65,248
521	Universal Corp.	38,267
		103,515
	Wireless Telecommunication Services - 0.68%
6,387	Spok Holdings, Inc.	114,647
	Total Common Stocks (Cost $13,374,668)	16,712,397

	Total Investments in Securities (Cost $13,374,668) - 99.78%	16,712,397
	Other Assets in Excess of Liabilities - 0.22%	37,094
	Net Assets - 100.00%	$16,749,491

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Enhanced Dividend Fund
Schedule of Investments
at April 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.48%
	Aerospace & Defense - 4.55%
3,933	BAE Systems PLC - ADR	$128,688
2,154	Boeing Co.	398,124
		526,812
	Automobiles - 0.19%
650	General Motors Co.	22,516

	Beverages - 0.29%
862	Coca-Cola European Partners PLC#	33,290

	Biotechnology - 2.10%
3,160	AbbVie, Inc.	208,370
214	Amgen, Inc.	34,950
		243,320
	Capital Markets - 2.48%
887	Ameriprise Financial, Inc.	113,403
6,146	Credit Suisse Group AG - ADR	93,788
4,688	UBS Group AG*#	79,743
		286,934
	Chemicals - 6.78%
1,100	BASF SE - ADR	107,015
433	BNP Paribas SA - ADR	15,307
5,246	Dow Chemical Co.	329,449
2,284	LyondellBasell Industries NV - Class A#	193,592
3,909	Mosaic Co.	105,269
3,088	Societe Generale SA - ADR	33,999
		784,631
	Commercial Banks - 2.86%
1,188	Bank of Montreal#	84,170
5,187	HSBC Holdings PLC - ADR	213,549
5,299	Mitsubishi UFJ Financial Group, Inc. - ADR	33,596
		331,315
	Computers & Peripherals - 0.61%
787	Western Digital Corp.	70,098

	Containers & Packaging - 1.65%
503	Packaging Corp. of America	49,686
2,631	WestRock Co.	140,916
		190,602
	Diversified Telecommunication Services - 2.59%
11,704	CenturyLink, Inc.	300,442

	Electrical Equipment - 2.76%
5,300	Emerson Electric Co.	319,484

	Food & Staples Retailing - 0.30%
469	Wal-Mart Stores, Inc.	35,259

	Food Products - 1.22%
2,389	Archer-Daniels-Midland Co.	109,297
618	Unilever NV - ADR	32,284
		141,581
	Hotels, Restaurants & Leisure - 1.29%
929	Carnival PLC - ADR	57,161
1,086	Darden Restaurants, Inc.	92,516
		149,677
	Household Products - 2.62%
1,146	Kimberly-Clark Corp.	148,694
1,772	Procter & Gamble Co.	154,749
		303,443
	Insurance - 12.90%
22,395	Aegon NV - ADR	115,334
23,259	Allianz SE - ADR	442,130
5,596	MetLife, Inc.	289,929
7,025	Principal Financial Group, Inc.	457,538
418	Prudential Financial, Inc.	44,739
6,634	Swiss Re AG - ADR	143,759
		1,493,429
	IT Services - 5.59%
2,657	International Business Machines Corp.	425,891
11,144	Western Union Co.	221,320
		647,211
	Machinery - 2.99%
2,293	Cummins, Inc.	346,105

	Media - 0.91%
618	Interpublic Group of Companies, Inc.	14,566
2,122	Viacom, Inc. - Class B	90,312
		104,878
	Metals & Mining - 2.18%
1,465	Nucor Corp.	89,848
2,759	POSCO - ADR	162,836
		252,684
	Multi-line Retail - 4.29%
4,992	Kohl's Corp.	194,838
5,081	Macy's, Inc.	148,467
2,754	Target Corp.	153,811
		497,116
	Oil, Gas & Consumable Fuels - 15.95%
10,233	BP PLC - ADR	351,197
1,253	CNOOC Ltd. - ADR	145,536
38,224	Gazprom PJSC - ADR	181,182
11,384	LUKOIL PJSC - ADR	564,077
1,379	Marathon Petroleum Corp.	70,246
5,094	Total S.A. - ADR	260,660
4,246	Valero Energy Corp.	274,334
		1,847,232

	Paper & Forest Products - 4.53%
6,999	International Paper Co.	377,736
3,447	Stora Enso OYJ - ADR	40,933
3,963	UPM-Kymmene Oyj - ADR	105,416
		524,085
	Pharmaceuticals - 4.50%
6,626	AstraZeneca PLC - ADR	200,436
547	Merck & Co., Inc.	34,095
8,459	Pfizer, Inc.	286,929
		521,460
	Semiconductors & Semiconductor Equipment - 2.87%
5,220	Intel Corp.	188,703
2,670	QUALCOMM, Inc.	143,486
		332,189
	Software - 2.31%
8,152	CA, Inc.	267,630

	Specialty Retail - 2.56%
5,729	Best Buy Co., Inc.	296,820

	Trading Companies & Distributors - 0.64%
263	Mitsui & Co., Ltd. - ADR	74,453

	Wireless Telecommunication Services - 3.97%
21,517	Mobile TeleSystems - ADR	222,055
10,071	SK Telecom Co., Ltd. - ADR	237,575
		459,630
	Total Common Stocks (Cost $10,106,485)	11,404,326

	Total Investments in Securities (Cost $10,106,485) - 98.48%	11,404,326
	Other Assets in Excess of Liabilities - 1.52%	175,606
	Net Assets - 100.00%	$11,579,932

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	62.5%
United Kingdom	8.5%
Russian Federation	8.3%
Germany	4.7%
Republic of Korea	3.5%
Netherlands	2.9%
Switzerland	2.7%
France	2.7%
Finland	1.3%
Hong Kong	1.3%
Japan	0.9%
Canada	0.7%
100.0%

O'Shaughnessy Market Leaders Value Fund
Schedule of Investments
at April 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 63.52%
	Aerospace & Defense - 5.48%
8,635	Boeing Co.	$1,596,007
193	General Dynamics Corp.	37,402
2,146	Northrop Grumman Corp.	527,830
1,772	Spirit AeroSystems Holdings, Inc. - Class A	101,288
4,553	United Technologies Corp.	541,762
		2,804,289
	Airlines - 3.76%
9,971	American Airlines Group, Inc.	424,964
21,375	United Continental Holdings, Inc.*	1,500,739
		1,925,703
	Automobiles - 1.22%
17,974	General Motors Co.	622,619

	Biotechnology - 2.10%
15,666	Gilead Sciences, Inc.	1,073,904

	Capital Markets - 2.90%
11,580	Ameriprise Financial, Inc.	1,480,503

	Chemicals - 2.35%
14,198	LyondellBasell Industries NV - Class A#	1,203,423

	Communications Equipment - 1.61%
10,932	Juniper Networks, Inc.	328,725
5,735	Motorola Solutions, Inc.	493,038
		821,763
	Computers & Peripherals - 1.20%
5,878	NetApp, Inc.	234,238
9,026	Seagate Technology PLC#	380,265
		614,503
	Consumer Finance - 3.05%
9,499	American Express Co.	752,796
1,253	Capital One Financial Corp.	100,716
11,283	Discover Financial Services	706,203
		1,559,715
	Diversified Financial Services - 0.50%
2,560	MSCI, Inc.	256,819

	Diversified Telecommunication Services - 2.21%
39,654	CenturyLink, Inc.	1,017,918
7,071	Telstra Corp., Ltd. - ADR	111,793
		1,129,711

	Electronic Equipment, Instruments & Components - 2.87%
9,939	Corning, Inc.	286,740
15,259	TE Connectivity Ltd.#	1,180,589
		1,467,329
	Energy Equipment & Services - 0.96%
14,080	National Oilwell Varco, Inc.	492,378

	Food & Staples Retailing - 2.29%
5,913	Sysco Corp.	312,620
23,555	Whole Foods Market, Inc.	856,695
		1,169,315
	Food Products - 0.55%
6,199	Archer-Daniels-Midland Co.	283,604

	Health Care Providers & Services - 1.30%
8,583	Express Scripts Holding Co.*	526,481
1,656	HCA Holdings, Inc.*	139,452
		665,933
	Hotels, Restaurants & Leisure - 6.17%
5,779	Marriott International, Inc. - Class A	545,653
7,605	McDonald's Corp.	1,064,168
10,384	Wyndham Worldwide Corp.	989,699
8,436	Yum! Brands, Inc.	554,667
		3,154,187
	Household Products - 0.33%
1,928	Procter & Gamble Co.	168,372

	Industrial Conglomerates - 0.90%
15,815	General Electric Co.	458,477

	Insurance - 7.47%
85,849	Aegon NV - ADR	442,122
10,980	Allstate Corp.	892,564
10,484	Hartford Financial Services Group, Inc.	507,006
9,369	Lincoln National Corp.	617,698
6,522	Travelers Companies, Inc.	793,467
13,617	XL Group Ltd.#	569,871
		3,822,728
	Internet Software & Services - 0.18%
2,788	eBay, Inc.*	93,147

	Machinery - 0.48%
1,614	Cummins, Inc.	243,617

	Media - 1.92%
6,306	CBS Corp. - Class B	419,727
67,822	Sirius XM Holdings, Inc.	335,719
7,493	Twenty-First Century Fox, Inc. - Class A	228,836
		984,282
	Multi-line Retail - 3.19%
15,780	Kohl's Corp.	615,893
6,034	Macy's, Inc.	176,314
14,995	Target Corp.	837,471
		1,629,678

	Oil, Gas & Consumable Fuels - 2.37%
18,763	Valero Energy Corp.	1,212,277

	Semiconductors & Semiconductor Equipment - 2.25%
20,577	Applied Materials, Inc.	835,632
5,880	QUALCOMM, Inc.	315,991
		1,151,623
	Software - 0.69%
4,361	CA, Inc.	143,172
6,468	Cadence Design Systems, Inc.*	210,663
		353,835
	Specialty Retail - 3.06%
3,782	Bed Bath & Beyond, Inc.	146,553
27,433	Best Buy Co., Inc.	1,421,304
		1,567,857
	Trading Companies & Distributors - 0.16%
765	United Rentals, Inc.*	83,890
	Total Common Stocks (Cost $29,873,800)	32,495,481

	Total Investments in Securities (Cost $29,873,800) - 63.52%	32,495,481
	Other Assets in Excess of Liabilities - 36.48%	18,660,936
	Net Assets - 100.00%	$51,156,417

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Small Cap Value Fund
Schedule of Investments
at April 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.05%
	Airlines - 0.26%
293	Hawaiian Holdings, Inc.*	$15,910

	Auto Components - 1.22%
1,944	Cooper Tire & Rubber Co.	74,455

	Biotechnology - 0.78%
834	AMAG Pharmaceuticals, Inc.*	20,350
1,080	Myriad Genetics, Inc.*	19,861
3,364	PDL BioPharma, Inc.*	7,569
		47,780
	Capital Markets - 8.66%
386	Artisan Partners Asset Management, Inc. - Class A	11,310
4,728	GAIN Capital Holdings, Inc.	33,522
1,935	Greenhill & Co., Inc.	48,956
2,202	Investment Technology Group, Inc.	43,842
5,048	Moelis & Co. - Class A	185,261
848	Piper Jaffray Companies, Inc.	53,085
2,006	Virtu Financial, Inc. - Class A	30,892
6,868	Waddell & Reed Financial, Inc. - Class A	123,554
		530,422
	Chemicals - 3.96%
6,757	Rayonier Advanced Materials, Inc.	89,530
2,306	Trinseo SA#	153,118
		242,648
	Commercial Banks - 7.83%
443	Capital City Bank Group, Inc.	9,130
959	First Bancorp	28,808
178	First Citizens BancShares, Inc. - Class A	61,955
791	First Community Bancshares, Inc.	20,930
1,197	First Financial Corp.	58,414
1,650	First Interstate BancSystem, Inc. - Class A	62,288
1,689	Heritage Financial Corp.	44,590
1,622	Independent Bank Corp.	36,171
362	National Bankshares, Inc.	15,222
2,708	OFG Bancorp#	31,684
3,103	TriCo Bancshares	110,032
		479,224
	Commercial Services & Supplies - 1.97%
1,469	ACCO Brands Corp.*	20,933
591	Ennis, Inc.	10,402
3,451	LSC Communications, Inc.	89,277
		120,612
	Communications Equipment - 0.11%
139	NETGEAR, Inc.*	6,554

	Construction & Engineering - 1.32%
3,416	KBR, Inc.	47,995
772	MYR Group, Inc.*	32,625
		80,620

	Consumer Finance - 4.83%
3,815	Enova International, Inc.*	54,173
2,738	Green Dot Corp. - Class A*	93,886
2,684	Regional Management Corp.*	53,224
1,783	World Acceptance Corp.*	94,320
		295,603
	Electric Utilities - 0.21%
254	El Paso Electric Co.	13,106

	Electronic Equipment, Instruments & Components - 9.48%
4,370	Benchmark Electronics, Inc.*	138,529
7,583	Celestica, Inc.*#	108,057
2,496	Insight Enterprises, Inc.*	105,082
5,063	Kimball Electronics, Inc.*	87,337
647	Methode Electronics, Inc.	28,824
2,658	Sanmina Corp.*	99,011
341	ScanSource, Inc.*	13,470
		580,310
	Energy Equipment & Services - 0.99%
1,080	Atwood Oceanics, Inc.*	8,456
5,636	Noble Corp. PLC#	27,053
1,796	Rowan Companies PLC - Class A*#	25,270
		60,779
	Food & Staples Retailing - 0.39%
492	SpartanNash Co.	18,106
221	Village Super Market, Inc. - Class A	5,832
		23,938
	Food Products - 1.05%
1,227	Cal-Maine Foods, Inc.*	46,319
910	Dean Foods Co.	17,963
		64,282
	Gas Utilities - 0.51%
524	Northwest Natural Gas Co.	31,230

	Health Care Equipment & Supplies - 0.82%
3,863	Lantheus Holdings, Inc.*	50,219

	Health Care Providers & Services - 2.54%
1,582	Kindred Healthcare, Inc.	15,187
1,641	Magellan Health, Inc.*	112,901
793	Owens & Minor, Inc.	27,477
		155,565
	Hotels, Restaurants & Leisure - 0.13%
19	Biglari Holdings, Inc.*	8,106

	Household Durables - 0.30%
807	Taylor Morrison Home Corp. - Class A*	18,642

	Independent Power and Renewable Electricity Producers - 1.43%
19,009	Atlantic Power Corp.*#	47,523
1,021	Atlantica Yield PLC#	21,278
3,702	TransAlta Corp.#	18,880
		87,681
	Insurance - 15.57%
1,436	Argo Group International Holdings Ltd.#	94,704
3,813	Baldwin & Lyons, Inc. - Class B	93,419
512	EMC Insurance Group, Inc.	14,684
1,215	Employers Holdings, Inc.	48,600
1,057	Fanhua, Inc. - ADR*	8,942
2,295	HCI Group, Inc.	109,449
1,938	Heritage Insurance Holdings, Inc.	23,450
295	National Western Life Group, Inc. - Class A	90,341
1,090	Selective Insurance Group, Inc.	57,552
10,317	State National Companies, Inc.	151,350
382	Stewart Information Services Corp.	18,122
1,215	United Fire Group, Inc.	53,460
1,314	United Insurance Holdings Corp.	20,052
6,509	Universal Insurance Holdings, Inc.	169,559
		953,684
	IT Services - 0.36%
2,052	Net 1 UEPS Technologies, Inc.*	22,223

	Machinery - 10.24%
640	American Railcar Industries, Inc.	26,848
7,943	China Yuchai International Ltd.#	154,094
2,893	Greenbrier Companies, Inc.	125,701
5,784	Meritor, Inc.*	103,013
9,542	Wabash National Corp.	217,367
		627,023
	Multi-line Retail - 2.79%
662	Big Lots, Inc.	33,424
2,482	Dillard's, Inc. - Class A	137,428
		170,852
	Multi-Utilities - 3.21%
25,986	Just Energy Group, Inc.#	158,774
785	Unitil Corp.	38,018
		196,792
	Oil, Gas & Consumable Fuels - 3.95%
1,434	Aegean Marine Petroleum Network, Inc.#	15,989
5,396	Hallador Energy Co.	36,099
6,711	Overseas Shipholding Group, Inc. - Class A*	24,428
5,018	Renewable Energy Group, Inc.*	52,438
1,190	Rex American Resources Corp.*	112,669
		241,623

	Paper & Forest Products - 1.75%
8,794	Mercer International, Inc.	107,287

	Professional Services - 1.66%
353	Huron Consulting Group, Inc.*	15,709
896	Kelly Services, Inc. - Class A	19,999
2,897	Kforce, Inc.	65,762
		101,470
	Real Estate Management & Development - 0.83%
183	RMR Group, Inc. - Class A	9,653
8,783	Xinyuan Real Estate Co. Ltd. - ADR	40,929
		50,582
	Semiconductors & Semiconductor Equipment - 1.17%
1,825	Kulicke & Soffa Industries, Inc.*	40,734
1,441	Tower Semiconductor Ltd.*#	31,010
		71,744
	Specialty Retail - 4.88%
606	Aaron's, Inc.	21,780
870	Buckle, Inc.	16,269
6,038	Express, Inc.*	52,108
1,648	Genesco, Inc.*	87,838
877	Kirkland's, Inc.*	10,314
9,528	Office Depot, Inc.	47,354
9,323	Pier 1 Imports, Inc.	62,837
		298,500
	Textiles, Apparel & Luxury Goods - 0.44%
2,926	Vera Bradley, Inc.*	26,773

	Thrifts & Mortgage Finance - 1.31%
8,321	TrustCo Bank Corp. NY	66,152
307	Walker & Dunlop, Inc.*	13,769
		79,921
	Tobacco - 1.10%
919	Universal Corp.	67,500
	Total Common Stocks (Cost $5,351,074)	6,003,660

	PREFERRED STOCKS - 1.57%
	Electric Utilities - 1.57%
10,347	Companhia Energetica de Minas Gerais - ADR	28,247
7,387	Companhia Paranaense de Energia-Copel - Class B - ADR	67,739
		95,986
	Total Preferred Stocks (Cost $94,167)	95,986

	Total Investments in Securities (Cost $5,445,241) - 99.62%	6,099,646
	Other Assets in Excess of Liabilities - 0.38%	23,297
	Net Assets - 100.00%	$6,122,943

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Small/Mid Cap Growth Fund
Schedule of Investments
at April 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.57%
	Aerospace & Defense - 1.52%
1,063	BWX Technologies, Inc.	$52,268
865	Curtiss-Wright Corp.	80,843
466	Huntington Ingalls Industries, Inc.	93,615
		226,726
	Air Freight & Logistics - 0.45%
3,622	Air Transport Services Group, Inc.*	66,609

	Airlines - 0.45%
1,794	SkyWest, Inc.	66,737

	Auto Components - 4.13%
974	Cooper-Standard Holding, Inc.*	110,130
278	Dorman Products, Inc.*	23,116
6,724	Horizon Global Corp.*	94,741
1,550	LCI Industries	156,782
11,310	Spartan Motors, Inc.	93,307
4,129	Superior Industries International, Inc.	89,806
463	Visteon Corp.*	47,666
		615,548
	Automobiles - 1.35%
2,090	Thor Industries, Inc.	201,016

	Beverages - 1.19%
4,463	Cott Corp.#	58,778
982	National Beverage Corp.*	86,995
2,657	Primo Water Corp.*	31,804
		177,577
	Building Products - 0.58%
635	Trex Co., Inc.*	46,476
419	Universal Forest Products, Inc.	39,926
		86,402
	Capital Markets - 2.21%
1,155	Evercore Partners, Inc. - Class A	85,181
713	MarketAxess Holdings, Inc.	137,267
2,938	Moelis & Co. - Class A	107,825
		330,273
	Chemicals - 6.87%
811	Albemarle Corp.	88,326
923	American National Bankshares, Inc.	35,443
2,552	Chase Corp.	261,580
201	FMC Corp.	14,719
1,125	H.B. Fuller Co.	59,434
1,685	Innospec, Inc.	111,210
945	KMG Chemicals, Inc.	49,660
489	Quaker Chemical Corp.	70,709
1,700	Sierra Bancorp	42,619
1,364	Sociedad Quimica y Minera de Chile SA - ADR	48,490
429	Stepan Co.	36,379
993	Stonegate Bank	45,579
1,997	Trinseo SA#	132,601
1,065	Veritex Holdings, Inc.*	28,691
		1,025,440

	Commercial Banks - 6.63%
1,466	Carolina Financial Corp.	45,241
1,599	Farmers Capital Bank Corp.	66,358
3,093	First Merchants Corp.	127,988
3,384	German American Bancorp, Inc.	111,266
2,727	Heritage Financial Corp.	71,993
7,486	Lakeland Bancorp, Inc.	145,603
8,334	Macatawa Bank Corp.	79,756
1,201	Preferred Bank	63,641
4,922	Stock Yards Bancorp, Inc.	201,802
2,310	Towne Bank/Portsmouth VA	74,959
		988,607
	Commercial Services & Supplies - 3.49%
624	ABM Industries, Inc.	26,951
436	Avery Dennison Corp.	36,280
1,458	Brink's Co.	89,521
1,055	McGrath RentCorp.	36,725
1,417	Quad Graphics, Inc.	37,210
1,901	Ritchie Bros Auctioneers, Inc.#	62,277
1,175	Rollins, Inc.	45,625
1,162	SP Plus Corp.*	40,031
2,078	Viad Corp.	93,926
560	Waste Connections, Inc.#	51,531
		520,077
	Communications Equipment - 3.28%
2,501	Finisar Corp.*	57,123
1,953	InterDigital, Inc.	175,575
662	Ituran Location and Control Ltd.#	20,721
1,005	Lumentum Holdings, Inc.*	42,964
2,258	Ubiquiti Networks, Inc.*	116,332
7,610	Viavi Solutions, Inc.*	76,100
		488,815
	Computers & Peripherals - 1.20%
4,765	Logitech International SA#	158,103
514	NetApp, Inc.	20,483
		178,586
	Construction & Engineering - 3.74%
2,765	Argan, Inc.	184,840
2,026	Jacobs Engineering Group, Inc.	111,268
1,727	MasTec, Inc.*	76,247
1,446	MYR Group, Inc.*	61,108
3,503	Quanta Services, Inc.*	124,146
		557,609
	Consumer Finance - 0.52%
2,262	Green Dot Corp. - Class A*	77,564

	Containers & Packaging - 0.25%
642	Greif, Inc. - Class A	37,634

	Diversified Consumer Services - 1.44%
1,304	Capella Education Co.	124,271
1,039	Strayer Education, Inc.	90,092
		214,363
	Diversified Telecommunication Services - 0.73%
924	Cogent Communications Holdings, Inc.	41,580
1,557	Consolidated Communications Holdings, Inc.	36,854
1,967	IDT Corp. - Class B	29,879
		108,313
	Electronic Equipment, Instruments & Components - 4.31%
821	CDW Corp.	48,513
2,691	Jabil Circuit, Inc.	78,093
9,531	Kemet Corp.*	106,842
6,379	Kimball Electronics, Inc.*	110,038
5,101	Novanta, Inc.*#	143,083
1,682	PCM, Inc.*	42,386
731	Sanmina Corp.*	27,230
5,154	TTM Technologies, Inc.*	86,226
		642,411
	Food Products - 2.83%
3,195	Fresh Del Monte Produce, Inc.#	195,853
1,252	Ingredion, Inc.	155,023
564	Lancaster Colony Corp.	71,008
		421,884
	Health Care Equipment & Supplies - 5.73%
310	Align Technology, Inc.*	41,732
1,552	Cutera, Inc.*	30,342
2,546	Exactech, Inc.*	75,489
1,100	IDEXX Laboratories, Inc.*	184,503
3,798	Masimo Corp.*	390,207
643	Teleflex, Inc.	133,030
		855,303
	Health Care Providers & Services - 1.51%
186	Chemed Corp.	37,457
912	HealthEquity, Inc.*	41,514
4,370	Tivity Health, Inc.*	146,832
		225,803
	Hotels, Restaurants & Leisure - 2.54%
1,709	Choice Hotels International, Inc.	107,154
533	Darden Restaurants, Inc.	45,406
4,821	International Game Technology PLC#	107,026
596	Six Flags Entertainment Corp.	37,316
579	Tropicana Entertainment, Inc.*	20,178
312	Vail Resorts, Inc.	61,670
		378,750

	Household Durables - 2.38%
300	Garmin Ltd.#	15,252
1,698	iRobot Corp.*	135,398
1,666	NACCO Industries, Inc. - Class A	141,027
1,169	SodaStream International Ltd.*#	63,582
		355,259
	Household Products - 0.45%
188	Spectrum Brands Holdings, Inc.	27,021
382	WD-40 Co.	40,053
		67,074
	Insurance - 3.15%
1,290	AMERISAFE, Inc.	74,239
3,407	Assured Guaranty Ltd.#	129,909
1,118	CNA Financial Corp.	50,601
193	Investors Title Co.	34,396
334	National Western Life Group, Inc. - Class A	102,284
258	Primerica, Inc.	21,620
1,197	Stewart Information Services Corp.	56,786
		469,835
	Internet & Catalog Retail - 0.44%
1,244	NutriSystem, Inc.	66,492

	Internet & Direct Marketing Retail - 0.14%
377	Liberty Ventures - Class A*	20,301

	Internet Software & Services - 1.55%
1,580	Weibo Corp. - ADR*	88,259
1,733	Wix.com Ltd.*#	142,886
		231,145
	IT Services - 2.60%
451	Broadridge Financial Solutions, Inc.	31,543
1,414	Cardtronics PLC - Class A*#	58,794
777	Cass Information Systems, Inc.	51,647
2,712	ManTech International Corp. - Class A	96,276
2,043	Science Applications International Corp.	149,119
		387,379
	Life Sciences Tools & Services - 0.80%
374	Bio-Techne Corp.	40,048
1,164	Bruker Corp.	28,390
5,718	Enzo Biochem, Inc.*	50,318
		118,756
	Machinery - 6.09%
431	Altra Industrial Motion Corp.	19,029
1,332	Astec Industries, Inc.	84,382
885	China Yuchai International Ltd.#	17,169
3,986	Columbus Mckinnon Corp.	104,154
3,059	Douglas Dynamics, Inc.	97,582
801	ESCO Technologies, Inc.	47,139
1,285	Global Brass & Copper Holdings, Inc.	45,810
1,192	John Bean Technologies Corp.	105,671
641	Kadant, Inc.	39,838
228	Lincoln Electric Holdings, Inc.	20,299
974	Lydall, Inc.*	51,038
5,430	Mueller Water Products, Inc. - Class A	61,087
2,247	Supreme Industries, Inc. - Class A	45,030
2,628	Toro Co.	170,610
		908,838

	Metals & Mining - 1.51%
1,196	Reliance Steel & Aluminum Co.	94,269
2,845	Steel Dynamics, Inc.	102,818
648	Worthington Industries, Inc.	28,188
		225,275
	Oil, Gas & Consumable Fuels - 1.90%
1,487	Rex American Resources Corp.*	140,789
9,579	Transportadora de Gas del Sur SA - Class B - ADR*	142,536
		283,325
	Paper & Forest Products - 0.29%
895	Clearwater Paper Corp.*	43,497

	Personal Products - 0.47%
358	Medifast, Inc.	16,583
978	Nu Skin Enterprises, Inc. - Class A	54,015
		70,598
	Professional Services - 1.40%
1,356	ICF International, Inc.*	59,867
1,087	Insperity, Inc.	99,297
672	WageWorks, Inc.*	49,594
		208,758
	Real Estate Management & Development - 1.43%
351	FirstService Corp.#	21,808
1,246	RE/MAX Holdings, Inc. - Class A	73,701
2,223	RMR Group, Inc. - Class A	117,263
		212,772
	Road & Rail - 0.43%
675	Saia, Inc.*	32,501
5,289	Student Transportation, Inc.#	31,470
		63,971
	Semiconductors & Semiconductor Equipment - 9.50%
4,925	Advanced Energy Industries, Inc.*	363,465
6,379	Alpha & Omega Semiconductor Ltd.*#	105,572
2,033	Cabot Microelectronics Corp.	159,286
2,556	Cohu, Inc.	47,874
3,343	Entegris, Inc.*	82,906
7,847	Kulicke & Soffa Industries, Inc.*	175,145
863	NVE Corp.	70,257
407	Power Integrations, Inc.	26,842
3,193	Rudolph Technologies, Inc.*	78,228
660	Silicon Laboratories, Inc.*	46,959
4,768	Teradyne, Inc.	168,167
1,775	Tower Semiconductor Ltd.*#	38,198
1,599	Xperi Corp.	53,726
		1,416,625

	Software - 0.89%
913	Ebix, Inc.	56,332
455	ePlus, Inc.*	32,419
1,448	QAD, Inc. - Class A	43,730
		132,481
	Speciality Retail - 0.67%
1,018	Burlington Stores, Inc.*	100,701

	Thrifts & Mortgage Finance - 3.85%
3,288	Beneficial Bancorp, Inc.	52,608
6,495	Charter Financial Corp.	119,183
732	HomeStreet, Inc.*	19,032
2,707	Meta Financial Group, Inc.	229,824
3,714	TrustCo Bank Corp. NY	29,526
3,176	Washington Fed, Inc.	107,031
861	Waterstone Financial, Inc.	16,359
		573,563
	Trading Companies & Distributors - 0.68%
703	MSC Industrial Direct Co., Inc. - Class A	62,940
423	Rush Enterprises, Inc. - Class A*	15,968
746	Univar, Inc.*	22,268
		101,176
	Total Common Stocks (Cost $12,722,852)	14,549,868

	PREFERRED STOCKS - 0.52%
	Diversified Telecommunication Services - 0.52%
2,830	Nortel Inversora S.A. - Class B - ADR	77,542
	Total Preferred Stocks (Cost $74,241)	77,542

	Total Investments in Securities (Cost $12,797,093) - 98.09%	14,627,410
	Other Assets in Excess of Liabilities - 1.91%	285,017
	Net Assets - 100.00%	$14,912,427

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Funds
Notes to Schedule of Investments
April 30, 2017 (Unaudited)

Note 1 – Securities Valuation

The O'Shaughnessy Funds' (the "Funds") investments in securities are carried at their fair value. Equity securities, including common stocks and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.
These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' securities as of April 30, 2017:

All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,053,455	$-	$-	$3,053,455
Consumer Staples	880,816	-	-	880,816
Energy	40,342	-	-	40,342
Financials	3,228,322	-	-	3,228,322

Health Care	911,887	-	-	911,887
Industrials	4,968,115	-	-	4,968,115
Information Technology	2,444,678	-	-	2,444,678
Materials	855,698	-	-	855,698
Real Estate	46,069	-	-	46,069
Telecommunication Services	243,306	-	-	243,306
Utilities	39,709	-	-	39,709
Total Common Stocks	16,712,397	-	-	16,712,397
Total Investments in Securities	$16,712,397	$-	$-	$16,712,397

Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,071,006	$-	$-	$1,071,006
Consumer Staples	513,573	-	-	513,573
Energy	1,847,232	-	-	1,847,232
Financials	2,160,984	-	-	2,160,984
Health Care	764,781	-	-	764,781
Industrials	1,266,854	-	-	1,266,854
Information Technology	1,317,128	-	-	1,317,128
Materials	1,702,696	-	-	1,702,696
Telecommunication Services	760,072	-	-	760,072
Total Common Stocks	11,404,326	-	-	11,404,326
Total Investments in Securities	$11,404,326	$-	$-	$11,404,326

Market Leaders Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,958,623	$-	$-	$7,958,623
Consumer Staples	1,621,291	-	-	1,621,291
Energy	1,704,655	-	-	1,704,655
Financials	7,119,765	-	-	7,119,765
Health Care	1,739,837	-	-	1,739,837
Industrials	5,515,976	-	-	5,515,976
Information Technology	4,502,200	-	-	4,502,200
Materials	1,203,423	-	-	1,203,423
Telecommunication Services	1,129,711	-	-	1,129,711
Total Common Stocks	32,495,481	-	-	32,495,481
Total Investments in Securities	$32,495,481	$-	$-	$32,495,481

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$597,328	$-	$-	$597,328
Consumer Staples	155,720	-	-	155,720
Energy	302,402	-	-	302,402
Financials	2,338,854	-	-	2,338,854
Health Care	253,564	-	-	253,564
Industrials	945,635	-	-	945,635
Information Technology	680,831	-	-	680,831
Materials	349,935	-	-	349,935
Real Estate	50,582	-	-	50,582
Utilities	328,809	-	-	328,809
Total Common Stocks	6,003,660	-	-	6,003,660
Preferred Stocks
Utilities	95,986	-	-	95,986
Total Preferred Stocks	95,986	-	-	95,986
Total Investments in Securities	$6,099,646	$-	$-	$6,099,646

Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,952,430	$-	$-	$1,952,430
Consumer Staples	737,133	-	-	737,133
Energy	283,325	-	-	283,325
Financials	2,592,174	-	-	2,592,174
Health Care	1,199,862	-	-	1,199,862
Industrials	2,770,623	-	-	2,770,623
Information Technology	3,477,442	-	-	3,477,442
Materials	1,215,794	-	-	1,215,794
Real Estate	212,772	-	-	212,772
Telecommunication Services	108,313	-	-	108,313
Total Common Stocks	14,549,868	-	-	14,549,868
Preferred Stocks
Telecommunication Services	77,542	-	-	77,542
Total Preferred Stocks	77,542	-	-	77,542
Total Investments in Securities	$14,627,410	$-	$-	$14,627,410

Refer to the Funds' schedules of investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at April 30, 2017, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the period ended April 30, 2017.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at April 30, 2017 was as follows*:

All Cap Core Fund

Cost of investments	$13,374,668

Gross unrealized appreciation	$3,502,056
Gross unrealized depreciation	(164,327)
Net unrealized appreciation	$3,337,729

Enhanced Dividend Fund

Cost of investments	$10,106,485

Gross unrealized appreciation	$1,519,845
Gross unrealized depreciation	(222,004)
Net unrealized appreciation	$1,297,841

Market Leaders Value Fund

Cost of investments	$29,873,800

Gross unrealized appreciation	$3,405,268
Gross unrealized depreciation	(783,587)
Net unrealized appreciation	$2,621,681

Small Cap Value Fund

Cost of investments	$5,445,241

Gross unrealized appreciation	$857,255
Gross unrealized depreciation	(202,850)
Net unrealized appreciation	$654,405

Small/Mid Cap Growth Fund

Cost of investments	$12,797,093

Gross unrealized appreciation	$2,153,040
Gross unrealized depreciation	(322,723)
Net unrealized appreciation	$1,830,317

* Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect the tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                                   Douglas G. Hess, President

Date           6/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                                   Douglas G. Hess, President

Date           6/26/2017

By (Signature and Title)* /s/ Cheryl L. King
                                                  Cheryl L. King, Treasurer

Date           6/26/2017

* Print the name and title of each signing officer under his or her signature.